Operations (Details) - shares		12 Months Ended
	Aug. 29, 2025	Dec. 31, 2025	Dec. 31, 2024
Operations [Line Items]
Percentage of ordinary shares		35.59%
Capital percentage		29.00%	55.01%
Equity interest	26.01%
Top of range [member]
Operations [Line Items]
Ownership interest	55.01%
Bottom of range [member]
Operations [Line Items]
Ownership interest	29.00%
Preference shares [member] | Brazil [Member]
Operations [Line Items]
Number of shares authorized (in Shares)		2
Ordinary shares [member] | Brazil [Member]
Operations [Line Items]
Number of shares authorized (in Shares)		1
BRBI BR Partners S.A [Member] | Preference shares [member]
Operations [Line Items]
Shares issued (in Shares)		2
BRBI BR Partners S.A [Member] | Ordinary shares [member]
Operations [Line Items]
Shares issued (in Shares)		1